Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Equity-Income Portfolio℠
September 30, 2024
VIPEI-NPRT3-1124
1.808778.120
Common Stocks - 97.3%
	Shares	Value ($)
CANADA - 2.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Quebecor Inc Class B	1,003,900	26,209,996
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	314,100	22,664,807
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	436,700	24,142,896
Metro Inc/CN	297,000	18,773,729
		42,916,625
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd	1,176,700	39,073,975
Cenovus Energy Inc	169,800	2,839,939
Imperial Oil Ltd	655,535	46,119,380
		88,033,294
TOTAL CANADA		179,824,722
CHINA - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
NXP Semiconductors NV	304,800	73,155,048
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (a)	778,000	11,765,027
GERMANY - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Siemens AG	102,129	20,661,510
IRELAND - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
Accenture PLC Class A	189,500	66,984,460
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	181,300	13,158,279
JAPAN - 0.5%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Hitachi Ltd	1,118,200	29,651,688
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd	1,066,846	49,743,763
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	542,191	94,162,311
UNITED KINGDOM - 1.9%
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Unilever PLC	408,300	26,471,435
Health Care - 1.2%
Pharmaceuticals - 1.2%
Astrazeneca PLC	479,336	74,674,049
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC (a)	3,213,300	22,742,107
TOTAL UNITED KINGDOM		123,887,591
UNITED STATES - 87.0%
Communication Services - 5.8%
Diversified Telecommunication Services - 1.6%
AT&T Inc	2,030,770	44,676,940
Verizon Communications Inc	1,309,560	58,812,340
		103,489,280
Entertainment - 1.0%
Walt Disney Co/The	656,000	63,100,640
Interactive Media & Services - 0.6%
Alphabet Inc Class A	236,660	39,250,061
Media - 1.5%
Comcast Corp Class A	1,747,733	73,002,807
Interpublic Group of Cos Inc/The	647,473	20,479,571
		93,482,378
Wireless Telecommunication Services - 1.1%
T-Mobile US Inc	335,218	69,175,586
TOTAL COMMUNICATION SERVICES		368,497,945

Consumer Discretionary - 5.7%
Diversified Consumer Services - 0.5%
H&R Block Inc	479,300	30,459,515
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp	296,780	90,372,478
Starbucks Corp	114,900	11,201,601
		101,574,079
Specialty Retail - 3.2%
Burlington Stores Inc (a)	148,278	39,068,287
Dick's Sporting Goods Inc	138,800	28,967,560
Lowe's Cos Inc	228,500	61,889,225
TJX Cos Inc/The	632,474	74,340,994
		204,266,066
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co (b)	47,100	3,918,249
Tapestry Inc	482,300	22,658,454
		26,576,703
TOTAL CONSUMER DISCRETIONARY		362,876,363

Consumer Staples - 8.6%
Beverages - 2.0%
Coca-Cola Co/The	977,146	70,217,712
Keurig Dr Pepper Inc	1,528,600	57,291,928
		127,509,640
Consumer Staples Distribution & Retail - 3.6%
Albertsons Cos Inc	400,800	7,406,784
BJ's Wholesale Club Holdings Inc (a)	285,805	23,573,196
Costco Wholesale Corp	7,700	6,826,204
Dollar Tree Inc (a)	137,900	9,697,128
Target Corp	321,008	50,032,307
Walmart Inc	1,576,535	127,305,202
		224,840,821
Food Products - 0.8%
JM Smucker Co	129,400	15,670,339
Mondelez International Inc	467,171	34,416,488
		50,086,827
Household Products - 1.8%
Procter & Gamble Co/The	671,444	116,294,101
Personal Care Products - 0.4%
Kenvue Inc	1,233,991	28,542,211
TOTAL CONSUMER STAPLES		547,273,600

Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Enterprise Products Partners LP	1,251,744	36,438,268
Exxon Mobil Corp	1,550,966	181,804,235
Hess Corp	274,400	37,263,520
Phillips 66	173,100	22,753,995
Shell PLC	804,155	26,088,186
Valero Energy Corp	151,934	20,515,647
		324,863,851
Financials - 18.8%
Banks - 10.5%
Bank of America Corp	2,785,209	110,517,093
Huntington Bancshares Inc/OH	3,274,670	48,137,649
JPMorgan Chase & Co	988,675	208,472,012
M&T Bank Corp	357,367	63,654,210
PNC Financial Services Group Inc/The	545,100	100,761,735
US Bancorp	987,300	45,149,229
Wells Fargo & Co	1,651,001	93,265,046
		669,956,974
Capital Markets - 0.8%
BlackRock Inc	54,600	51,843,246
Consumer Finance - 0.6%
Capital One Financial Corp	270,316	40,474,415
Financial Services - 1.1%
Apollo Global Management Inc	260,800	32,576,528
Visa Inc Class A	135,642	37,294,768
		69,871,296
Insurance - 5.8%
American Financial Group Inc/OH	256,200	34,484,520
Chubb Ltd	376,882	108,689,000
Hartford Financial Services Group Inc/The	770,800	90,653,788
Marsh & McLennan Cos Inc	298,300	66,547,747
Travelers Cos Inc/The	293,440	68,700,173
		369,075,228
TOTAL FINANCIALS		1,201,221,159

Health Care - 13.6%
Biotechnology - 2.8%
Abbvie Inc	541,000	106,836,680
Gilead Sciences Inc	882,800	74,013,952
		180,850,632
Health Care Providers & Services - 3.3%
Cigna Group/The	125,809	43,585,270
UnitedHealth Group Inc	282,712	165,296,052
		208,881,322
Life Sciences Tools & Services - 2.0%
Danaher Corp	463,668	128,908,977
Pharmaceuticals - 5.5%
Eli Lilly & Co	59,058	52,321,845
GSK PLC	1,093,700	22,268,846
Johnson & Johnson	640,458	103,792,624
Merck & Co Inc	617,000	70,066,520
Roche Holding AG	115,201	36,866,307
Royalty Pharma PLC Class A	548,700	15,522,723
Sanofi SA	425,507	48,992,587
		349,831,452
TOTAL HEALTH CARE		868,472,383

Industrials - 11.5%
Aerospace & Defense - 4.3%
GE Aerospace	642,020	121,072,132
General Dynamics Corp	171,900	51,948,180
Huntington Ingalls Industries Inc	153,600	40,608,768
Northrop Grumman Corp	93,301	49,269,459
Spirit AeroSystems Holdings Inc Class A (a)	210,300	6,836,853
		269,735,392
Building Products - 0.7%
Johnson Controls International plc	543,200	42,157,752
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	380,700	15,186,340
Veralto Corp	177,622	19,868,797
		35,055,137
Construction & Engineering - 0.2%
MDU Resources Group Inc	408,100	11,186,020
Electrical Equipment - 1.8%
AMETEK Inc	286,652	49,221,015
GE Vernova Inc	189,755	48,383,730
Regal Rexnord Corp	92,500	15,343,900
		112,948,645
Ground Transportation - 0.7%
Norfolk Southern Corp	179,600	44,630,600
Machinery - 2.2%
Crane Co	342,300	54,179,244
Hillenbrand Inc	272,500	7,575,500
ITT Inc	547,552	81,864,500
		143,619,244
Professional Services - 0.4%
KBR Inc	429,900	27,999,387
Trading Companies & Distributors - 0.7%
Watsco Inc	92,158	45,330,677
TOTAL INDUSTRIALS		732,662,854

Information Technology - 4.7%
Communications Equipment - 1.0%
Cisco Systems Inc	1,178,354	62,712,000
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co	405,100	22,726,110
IT Services - 0.6%
Amdocs Ltd	451,833	39,526,351
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices Inc	190,300	43,801,351
Broadcom Inc	38,000	6,555,000
		50,356,351
Software - 1.5%
Gen Digital Inc	692,800	19,003,504
Microsoft Corp	178,950	77,002,185
		96,005,689
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	140,729	32,789,857
TOTAL INFORMATION TECHNOLOGY		304,116,358

Materials - 4.8%
Chemicals - 2.4%
Linde PLC	323,889	154,449,709
Containers & Packaging - 1.4%
Ball Corp	549,300	37,302,963
Crown Holdings Inc	549,759	52,710,893
		90,013,856
Metals & Mining - 1.0%
Freeport-McMoRan Inc	1,231,600	61,481,471
TOTAL MATERIALS		305,945,036

Real Estate - 2.2%
Specialized REITs - 2.2%
American Tower Corp	169,173	39,342,873
Lamar Advertising Co Class A	519,908	69,459,709
Public Storage Operating Co	103,196	37,549,928
		146,352,510
Utilities - 6.2%
Electric Utilities - 4.5%
Constellation Energy Corp	247,849	64,445,697
Exelon Corp	575,749	23,346,622
FirstEnergy Corp	474,200	21,030,770
NextEra Energy Inc	1,035,516	87,532,167
PG&E Corp	1,362,800	26,942,556
Southern Co/The	651,700	58,770,306
		282,068,118
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	206,800	15,253,568
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	281,301	33,345,421
Multi-Utilities - 1.0%
Ameren Corp	226,958	19,849,746
CenterPoint Energy Inc	724,268	21,307,965
WEC Energy Group Inc	262,225	25,220,801
		66,378,512
TOTAL UTILITIES		397,045,619

TOTAL UNITED STATES		5,559,327,678
TOTAL COMMON STOCKS (Cost $3,661,229,528)		6,222,322,077

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.89	160,667,080	160,699,213
Fidelity Securities Lending Cash Central Fund (c)(d)	4.89	3,971,103	3,971,500
TOTAL MONEY MARKET FUNDS (Cost $164,670,713)			164,670,713

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,825,900,241)	6,386,992,790
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,083,136
NET ASSETS - 100.0%	6,393,075,926

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	77,915,607	656,828,131	574,045,096	5,415,713	571	-	160,699,213	0.3%
Fidelity Securities Lending Cash Central Fund	33,640,130	269,067,451	298,736,081	32,249	-	-	3,971,500	0.0%
Total	111,555,737	925,895,582	872,781,177	5,447,962	571	-	164,670,713

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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